Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies VI Fund
Class Name	Class I Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also request this information by contacting us at (855) 979-6060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-10-fund
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Class I (the “Class”) returned 15.19% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.34%
Expenses (annual expense ratio)	-1.06%
Commissions	-0.09%
Class NAV Performance	15.19%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Class I	15.19%	12.68%
S&P 500® Index	25.02%	17.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,047,327
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 36,238
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$9,047,327
Number of Holdings	49
Total Advisory Fee Paid	$36,238
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.71%
Money Market Fund	0.32%
Options Written	-2.82%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 10% Buffer Strategies VI Fund to Vest US Large Cap 10% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 10% Buffer Strategies VI Fund to Vest US Large Cap 10% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies VI Fund
Class Name	Class I Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class I for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also request this information by contacting us at (855) 979-6060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-20-fund
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Class I (the “Class”) returned 9.71% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	10.80%
Expenses (annual expense ratio)	-1.05%
Commissions	-0.04%
Class NAV Performance	9.71%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Class I	9.71%	9.83%
S&P 500® Index	25.02%	17.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 665,744
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 4,798
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$665,744
Number of Holdings	45
Total Advisory Fee Paid	$4,798
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	98.81%
Money Market Fund	8.43%
Options Written	-4.62%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 20% Buffer Strategies VI Fund to Vest US Large Cap 20% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 20% Buffer Strategies VI Fund to Vest US Large Cap 20% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies VI Fund
Class Name	Class Y Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies VI Fund, Class Y for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-20-fund. You can also request this information by contacting us at (855) 979-6060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-20-fund
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Class Y (the “Class”) returned 9.95% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	10.79%
Expenses (annual expense ratio)	-0.80%
Commissions	-0.04%
Class NAV Performance	9.95%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Class Y	9.95%	10.09%
S&P 500® Index	25.02%	17.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 665,744
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 4,798
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$665,744
Number of Holdings	45
Total Advisory Fee Paid	$4,798
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	98.81%
Money Market Fund	8.43%
Options Written	-4.62%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 20% Buffer Strategies VI Fund to Vest US Large Cap 20% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 20% Buffer Strategies VI Fund to Vest US Large Cap 20% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies VI Fund
Class Name	Class Y Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies VI Fund, Class Y for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/insurance-funds/buffer-10-fund. You can also request this information by contacting us at (855) 979-6060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 979-6060
Additional Information Website	https://www.vestfin.com/insurance-funds/buffer-10-fund
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Class Y (the “Class”) returned 15.49% for the period of January 1, 2024 to December 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 25.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.38%
Expenses (annual expense ratio)	-0.80%
Commissions	-0.09%
Class NAV Performance	15.49%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Class Y	15.49%	12.95%
S&P 500® Index	25.02%	17.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,047,327
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 36,238
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$9,047,327
Number of Holdings	49
Total Advisory Fee Paid	$36,238
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.71%
Money Market Fund	0.32%
Options Written	-2.82%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 10% Buffer Strategies VI Fund to Vest US Large Cap 10% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund’s name changed from Cboe Vest US Large Cap 10% Buffer Strategies VI Fund to Vest US Large Cap 10% Buffer Strategies VI Fund. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.